Basis of presentation and summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of percentage of revenues

The following table summarizes the percentage of revenue and accounts receivable generated via our platform providers in excess of 10% of our total revenue and total accounts receivable:

	Three months ended March 31,
	2021	2020
Apple	51.3%	50.0%
Facebook	26.8%	29.1%
Google	19.0%	17.9%

	Accounts receivable concentration
	As of March 31, 2021	As of December, 31 2020
Apple	67.2%	54.1%
Facebook	18.0%	25.9%
Google	13.6%	18.0%

The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

Revenue Concentration year ended December 31,

	2020	2019
Apple	50.8%	48.1%
Facebook	27.3%	31.2%
Google	18.9%	17.2%

Accounts Receivable Concentration as of December 31,

	2020	2019
Apple	54.1%	53.6%
Facebook	25.9%	28.0%
Google	18.0%	16.8%